Debt Parenthetical (Details) (USD $)	3 Months Ended	6 Months Ended															6 Months Ended	12 Months Ended
	Jun. 30, 2012 Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Jun. 30, 2012 Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Jun. 30, 2011 Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Apr. 05, 2007 Senior unsecured notes [Member] Variable Rate Senior Unsecured Convertible Notes [Member]	Jun. 30, 2012 Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2010 Revolving Credit Facility [Member] Food Packaging Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Line of Credit [Member] Food Packaging Segment [Member] Unsecured Debt [Member]	Dec. 31, 2011 Line of Credit [Member] Food Packaging Segment [Member] Unsecured Debt [Member]	Dec. 31, 2010 Line of Credit [Member] Food Packaging Segment [Member] Unsecured Debt [Member]	Jun. 30, 2012 Letter of Credit [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Letter of Credit [Member] Food Packaging Segment [Member] Secured Debt [Member]	Dec. 31, 2010 Letter of Credit [Member] Food Packaging Segment [Member] Secured Debt [Member]	Jun. 30, 2012 Letter of Credit [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2011 Letter of Credit [Member] Automotive Segment [Member] Debt Facility [Member]	Dec. 31, 2010 Letter of Credit [Member] Automotive Segment [Member] Debt Facility [Member]	Jun. 30, 2012 Term Loan [Member] Gaming Segment [Member] Secured Debt [Member]	Dec. 31, 2011 Term Loan [Member] Automotive Segment [Member] Debt Facility [Member]
Debt Instrument [Line Items]
Variable rate notes, distribution amount	$ 0	$ 0	$ 1,000,000
Line of credit facility, outstanding borowings					0	0	0	0	0	0				40,000,000	38,000,000	43,000,000
Basis points spread on debt				1.25%	2.00%	2.00%
Trailing months used to calculate ratio of indebtedness to net capital																	12 years
Term of interest rate swap agreements																		5 years
Letters of Credit Outstanding, Amount											$ 1,000,000	$ 1,000,000	$ 2,000,000